REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 2)	12 Months Ended
Dec. 31, 2021 USD ($)
Previously Reported [Member]
Balance amount - Additional Paid in Capital - Beginning Balance	$ 87,747,898
Balance amount- Accumulated Deficit - Beginning Balance	(99,063,675)
Employee and director equity-based compensation - Additional Paid in Capital	3,377,512
Employee and director equity-based compensation - Total	3,377,512
Net loss for the year ended - Accumulated Deficit	(9,163,366)
Net loss for the year ended - Total	(9,163,366)
Balance amount - Additional Paid in Capital - Ending Balance	114,259,830
Balance amount- Accumulated Deficit - Ending Balance	(108,227,041)
Revised [Member]
Balance amount - Additional Paid in Capital - Beginning Balance	86,987,579
Balance amount- Accumulated Deficit - Beginning Balance	(98,303,356)
Employee and director equity-based compensation - Additional Paid in Capital	2,970,027
Employee and director equity-based compensation - Total	2,970,027
Net loss for the year ended - Accumulated Deficit	(8,775,881)
Net loss for the year ended - Total	(8,775,881)
Balance amount - Additional Paid in Capital - Ending Balance	113,092,026
Balance amount- Accumulated Deficit - Ending Balance	(107,059,237)
Adjustment [Member]
Balance amount - Additional Paid in Capital - Beginning Balance	(760,319)
Balance amount- Accumulated Deficit - Beginning Balance	760,319
Employee and director equity-based compensation - Additional Paid in Capital	(407,485)
Employee and director equity-based compensation - Total	(407,485)
Net loss for the year ended - Accumulated Deficit	407,485
Net loss for the year ended - Total	407,485
Balance amount - Additional Paid in Capital - Ending Balance	(1,167,804)
Balance amount- Accumulated Deficit - Ending Balance	$ 1,167,804